SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 17: — SHARE-BASED COMPENSATION

In May 2022 as part of the Group Restructuring, the Company established the Freightos 2022 Long-Term Incentive Plan (the “2022 Plan”), which is intended to be a successor to the Company’s 2012 Global Incentive Option Scheme (the “2012 Plan”), such that no additional stock awards will be granted under the 2012 Plan. Any shares that otherwise remained available for future grants under the 2012 Plan ceased to be available under the 2012 Plan and are not available for grants under the 2022 Plan. In addition, Freightos-HK assigned to the Company all rights, obligations and liabilities under the 2012 Plan and all options to purchase Freightos-HK Ordinary shares that were granted under the 2012 Plan, whether vested or unvested, have been converted into and became options to purchase an identical number of Ordinary shares of the Company under the 2022 Plan.

The fair value of options, granted in 2024, 2023 and 2022, was estimated using the Black-Scholes option-pricing model with the following assumptions:

Year ended December 31
	2024	2023	2022
Weighted average expected term (years)	5.44-5.86	5.67-10.01	5.59-7.23
Interest rate	4.06%-4.23%	4.18%-4.57%	1.89%-4.25%
Volatility	52%-53%	42%-47%	51%-54%
Dividend yield	—	—	—

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

The Company measures the grant date fair value of its restricted share units (“RSU”) based on the closing market price of the ordinary share on the date of grant.

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive income (loss) as follows:

	Year ended December 31,
	2024	2023	2022
Cost of revenue	$378	$692	$290
Research and development	855	1,337	349
Selling and marketing	907	1,336	524
General and administrative	1,485	2,061	743
	$3,625	$5,426	$1,906

The changes in outstanding share options were as follows:

	Year ended December 31,
	2024		2023		2022
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	4,908,983	3.25	5,286,884	3.21	3,854,974	1.61
Granted	221,220	0.01	401,331	2.8	2,092,904	5.76
Exercised	(617,516)	1.15	(299,471)	0.78	(275,055)	0.77
Forfeited	(315,445)	3.69	(479,761)	3.98	(385,939)	2.82
Options outstanding at end of year	4,197,242	3.35	4,908,983	3.25	5,286,884	3.21
Options exercisable at end of year	3,150,793	3.13	3,135,910	2.45	2,457,312	1.34

NOTE 17: — SHARE-BASED COMPENSATION (Cont.)

Based on the above inputs, the weighted average fair value of the share options granted in the years ended December 31, 2024 and 2023, was determined at $1.89 and $2.64 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2024 was 5.97 years (as of December 31, 2023: 6.63 years).

The range of exercise prices for share options outstanding as of December 31, 2024 was $0.01 — $8.44 (as of December 31, 2023 was $0.01 — $8.44).

There were no Restricted share units (“RSU”) grants in the year ended December 31, 2022. The changes in outstanding RSU were as follows:

	Year ended December 31,
	2024		2023
		Weighted-		Weighted-
	Number	average fair	Number	average fair
	of Units	value	of Units	value
		$		$
Units at beginning of the period	919,750	2.76	—	—
Granted	2,339,591	1.90	932,800	2.76
Vested	(460,259)	2.65	—	—
Cancelled	(277,722)	2.48	(13,050)	2.80
Units outstanding at end of year	2,521,360	2.01	919,750	2.76

As of December 31, 2024 and 2023 there was $2,399 and $1,699 respectively of total unrecognized compensation cost related to unvested RSUs which is expected to be recognized over a weighted-average period of 2.39 and 2.75 years respectively.